INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes

The provision for income taxes consisted of:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Other than U.S.:
Current	$43,944	$45,752	$21,619
Deferred	(2,018)	6,211	(1,546)
Total provision for income taxes	$41,926	$51,963	$20,073

Geographic Source of Income Before Provision for Income Taxes

The geographic sources of income before income taxes are as follows:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
U.S.	(124,154)	(99,738)	(35,782)
Other than U.S.	206,469	164,348	(1,691)
Income before provision for income taxes	$82,315	$64,610	$(37,473)

Reconciliation of Panama Statutory Federal Tax Rate to Consolidated Effective Tax Rate

The following is a reconciliation of the Panama statutory federal tax rate to the consolidated effective tax rate:

	Year Ended December 31,
	2016	2015	2014
Panama federal statutory rate	25%	25%	25%
Non-Panama operations	(14)	29	9
Valuation allowance for deferred tax assets	24	10	(105)
Audit settlements and reserves	14	9	17
Other (primarily tax on unremitted earnings)	2	7	-
Effective tax rate attributable to continuing operations	51%	80%	(54)%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Pension liability	$9,732	$12,033
Accrued liabilities for incentive compensation	22,208	21,640
Net operating loss carryforward	349,916	325,636
State net operating loss carryforward	18,308	24,367
Long-term contracts	-	4,312
Other	1,861	2,060
Total deferred tax assets	402,025	390,048
Valuation allowance for deferred tax assets	(334,991)	(336,146)
Deferred tax assets	$67,034	$53,902

Deferred tax liabilities:
Property, plant and equipment	37,883	34,419
Prepaid drydock	1,367	7,639
Long-term contracts	10,989	-
Investments in joint ventures and affiliated companies	17,044	14,960
Unrealized exchange gains and other	3,335	3,163
Total deferred tax liabilities	$70,618	$60,181

Net deferred tax liability	$(3,584)	$(6,279)

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets and liabilities in the accompanying
Consolidated Balance Sheets include:
Deferred tax assets	$21,116	$18,822

Deferred tax liabilities	24,700	25,101

Net deferred tax liability	$(3,584)	$(6,279)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance at beginning of period	$36,353	$34,106	$40,613
Increases based on tax positions taken in the current year	2,328	4,720	3,479
Increases based on tax positions taken in prior years	7,741	4,710	3,195
Decreases based on tax positions taken in prior years	(5,090)	(2,836)	(863)
Decreases due to lapse of applicable statute of limitation	(310)	(4,347)	(12,318)
Balance at end of period	$41,022	$36,353	$34,106